DECHERT
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006

May 3, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Variable Insurance Funds
    File Nos. 33-81800 and 811-8644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by Variable Insurance Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

1. the Form of Statement of Additional Information dated January 26, 2001, as supplemented through May 1, 2001, describing the shares of the Kent Aggressive Growth Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

2. the Form of Statement of Additional Information dated May 1, 2001, describing the shares of the BB&T Growth and Income Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Large Company Growth Fund, and BB&T Capital Appreciation Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

3. the Form of Statement of Additional Information dated May 1, 2001, describing the shares of the HSBC Variable Growth and Income Fund, HSBC Variable Fixed Income Fund and HSBC Cash Management Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

4. the Form of Statement of Additional Information dated May 1, 2001, describing the shares of the AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

5. the Form of Statement of Additional Information dated May 1, 2001, describing the shares of the AmSouth Equity Income Fund, AmSouth Select Equity Fund and AmSouth Capital Growth Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement; and

6. the text of the Trust's most recent amendment to its registration statement, filed on May 1, 2001, has been filed electronically.

No fees are required in connection with this filing. Please contact the undersigned at 202.261.3386 or Robert Lamont at 202.261.3372 with any questions or comments regarding this matter.

Sincerely,


/s/Keith T. Robinson